Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets :
Restricted cash and investments	$ 1,596	$ 1,647
Current portion of net investment in finance lease	3,108	3,106
Interest receivable	97	161
Other current assets	2	0
Total current assets	4,803	4,914
Net investment in finance lease, less current portion	1,587	4,695
Deferred charges	30	54
Total assets	6,420	9,663
Current liabilities:
Accrued interest	127	191
Current portion of long-term debt	2,984	2,984
Other current liabilities	30	41
Total current liabilities	3,141	3,216
Long-term debt	2,986	5,970
Total liabilities	6,127	9,186
Equity:
Unclassified stock: 2 shares of $500 par value	1	1
Retained earnings	292	476
Total equity	293	477
Total liabilities and equity	$ 6,420	$ 9,663